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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

Claymore Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso,

Claymore Advisors, LLC

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: 11/30

Date of reporting period: 6/30/05

Item 1. Proxy Voting Record.

Claymore Peroni Equity Opportunities Fund

NO RECORD. As of 6/30/05, Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

Claymore/Fiduciary Strategic Equity Fund

NO RECORD. As of 6/30/05, Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Trust

/s/ Nicholas Dalmaso

By Nicholas Dalmaso, Chief Legal and Executive Officer

Date 8/25/05

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